WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.8%
	BRAZIL — 3.2%
8,000	Hapvida Participacoes e Investimentos S.A.	$21,857
6,700	Magazine Luiza S.A.	26,500
		48,357
	CANADA — 1.5%
14	Constellation Software, Inc.	22,426
	CHINA — 11.7%
4,650	China Mengniu Dairy Co. Ltd.*	25,247
668	Kanzhun Ltd.*	23,013
7,400	Kingdee International Software Group Co. Ltd.*	23,111
4,000	Li Ning Co. Ltd.	42,245
1,700	Shenzhou International Group Holdings Ltd.	37,728
1,630	Wuxi Biologics Cayman, Inc.*	24,897
		176,241
	DENMARK — 2.5%
153	DSV PANALPINA A/S	37,296
	FAROE ISLANDS — 1.8%
324	Bakkafrost P/F	27,534
	FRANCE — 3.2%
78	Teleperformance	32,900
161	Worldline S.A.*	15,069
		47,969
	GERMANY — 7.6%
130	Carl Zeiss Meditec A.G.	28,953
133	Delivery Hero S.E.*	19,882
71	MTU Aero Engines A.G.	17,760
198	Puma SE	24,288
39	Sartorius A.G.	23,591
		114,474
	HONG KONG — 1.8%
1,550	Techtronic Industries Co. Ltd.	27,640
	IRELAND — 2.7%
101	Flutter Entertainment PLC*	17,249
216	Ryanair Holdings PLC*	23,553
		40,802

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL — 1.0%
50	Wix.com Ltd.*	$14,932
	ITALY — 8.6%
578	Amplifon SpA	28,544
541	Moncler SpA	37,157
1,281	Nexi SpA*	27,445
1,777	Stevanato Group S.p.A.*	35,878
		129,024
	JAPAN — 8.3%
161	GMO Payment Gateway, Inc.	20,696
900	Kobe Bussan Co., Ltd.	30,303
200	Lasertec Corp.	37,547
700	MonotaRO Co. Ltd.	16,102
700	Nihon M&A Center, Inc.	19,494
		124,142
	NETHERLANDS — 8.7%
130	ASM International N.V.	46,138
360	BE Semiconductor Industries N.V.	31,593
160	IMCD N.V.	27,722
285	Just Eat Takeaway.com N.V.*	25,308
		130,761
	NEW ZEALAND — 2.5%
749	Fisher & Paykel Healthcare Corp. Ltd.	16,488
200	Xero Ltd.*	20,750
		37,238
	RUSSIA — 1.8%
410	Yandex N.V. - Class A*	27,851
	SPAIN — 1.2%
265	Amadeus IT Group S.A.*	17,379
	SWEDEN — 6.3%
221	Evolution A.B.	38,454
1,079	Lifco A.B.	31,647
2,815	Swedish Match A.B.	25,208
		95,309
	SWITZERLAND — 11.9%
49	Bachem Holding A.G.	32,441

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
18	Mettler-Toledo International, Inc.*	$26,527
20	Partners Group Holding A.G.	34,165
90	Sika A.G.	31,703
17	Straumann Holding A.G.	31,517
57	VAT Group A.G.	22,374
		178,727
	UNITED KINGDOM — 3.6%
620	Halma PLC	24,888
140	Spirax-Sarco Engineering PLC	29,170
		54,058
	UNITED STATES — 7.9%
180	Ceridian HCM Holding, Inc.*	17,712
191	Elastic N.V.*	28,279
67	EPAM Systems, Inc.*	37,507
163	STERIS PLC	35,526
		119,024
	TOTAL COMMON STOCKS
	(Cost $1,335,261)	1,471,184
	EXCHANGE-TRADED FUNDS — 1.1%
385	iShares MSCI India ETF	17,206
	Exchange-Traded Funds
	(Cost $16,389)	17,206

Principal Amount
	SHORT-TERM INVESTMENTS — 3.0%
$44,588	UMB Money Market II Special, 0.01%[1]	44,588
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $44,588)	44,588
	TOTAL INVESTMENTS — 101.9%
	(Cost $1,396,238)	1,532,978
	Liabilities in Excess of Other Assets — (1.9)%	(29,136)
	TOTAL NET ASSETS — 100.0%	$1,503,842

ETF – Exchange-Traded Fund
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.